Long-term debt - Summary of long-term debt (Details) - CAD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Total long-term debt due within one year	$ (1,106)	$ (1,307)
Long-term debt	$ 18,215	16,572
1997 trust indenture | Weighted Average
Disclosure of detailed information about borrowings [line items]
WEIGHTED AVERAGE INTEREST RATE	3.86%
1976 trust indenture | Weighted Average
Disclosure of detailed information about borrowings [line items]
WEIGHTED AVERAGE INTEREST RATE	9.54%
2011 trust indenture | Weighted Average
Disclosure of detailed information about borrowings [line items]
WEIGHTED AVERAGE INTEREST RATE	4.28%
2001 trust indenture | Weighted Average
Disclosure of detailed information about borrowings [line items]
WEIGHTED AVERAGE INTEREST RATE	5.63%
Subordinated debentures | Weighted Average
Disclosure of detailed information about borrowings [line items]
WEIGHTED AVERAGE INTEREST RATE	8.21%
Finance leases | Weighted Average
Disclosure of detailed information about borrowings [line items]
WEIGHTED AVERAGE INTEREST RATE	6.64%
Unsecured committed term credit facility | Weighted Average
Disclosure of detailed information about borrowings [line items]
WEIGHTED AVERAGE INTEREST RATE
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Total debt	$ 19,317	17,902
Gross carrying amount | 1997 trust indenture
Disclosure of detailed information about borrowings [line items]
Total debt	14,950	13,600
Gross carrying amount | 1976 trust indenture
Disclosure of detailed information about borrowings [line items]
Total debt	1,100	1,100
Gross carrying amount | 2011 trust indenture
Disclosure of detailed information about borrowings [line items]
Total debt	425	0
Gross carrying amount | 2001 trust indenture
Disclosure of detailed information about borrowings [line items]
Total debt	200	0
Gross carrying amount | Subordinated debentures
Disclosure of detailed information about borrowings [line items]
Total debt	275	275
Gross carrying amount | Finance leases
Disclosure of detailed information about borrowings [line items]
Total debt	2,172	2,260
Total long-term debt due within one year	(445)	(435)
Gross carrying amount | Unsecured committed term credit facility
Disclosure of detailed information about borrowings [line items]
Total debt	0	479
Total long-term debt due within one year	0	(479)
Gross carrying amount | Other debt
Disclosure of detailed information about borrowings [line items]
Total debt	195	188
Net unamortized premium
Disclosure of detailed information about borrowings [line items]
Total debt	50	18
Total long-term debt due within one year	0	(1)
Unamortized debt issuance costs
Disclosure of detailed information about borrowings [line items]
Total debt	(46)	(41)
Total long-term debt due within one year	$ 0	$ (6)